Leases - Schedule of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Operating Lease [Abstract]
Opening balance	$ 12,154	$ 13,845
Additions to right-of-use assets	2,991	3,112
Derecognition of right-of-use assets	(560)	(113)
Depreciation charged during the year	(4,655)	(4,383)	$ (3,767)
Effect of movements in foreign exchange rates	(843)	(307)
Closing Balance	$ 9,087	$ 12,154	$ 13,845